Derivative Financial Instruments [Text Block] (Tables)	6 Months Ended
Sep. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Contracts [Table Text Block]

	Notional amounts (1)
	March 31, 2020	September 30, 2020
	(in trillions)
Interest rate contracts	¥1,553.5	¥1,455.9
Foreign exchange contracts	230.2	212.4
Equity contracts	8.1	7.2
Commodity contracts	0.1	0.1
Credit derivatives	8.7	10.3
Other	3.1	3.3

Total	¥1,803.7	¥1,689.2

Note:     (1)     Includes both written and purchased positions.

Fair Value Information on Derivative Instruments Recorded on Condensed Consolidated Balance Sheets [Table Text Block]

	Fair value of derivative instruments
	March 31, 2020 (1)(5)			September 30, 2020 (1)(5)
	Not designated as hedges (2)	Designated as hedges (3)	Total derivatives (4)	Not designated as hedges (2)	Designated as hedges (3)	Total derivatives (4)
	(in billions)
Derivative assets:
Interest rate contracts	¥10,847	¥—	¥10,847	¥10,477	¥—	¥10,477
Foreign exchange contracts	3,734	—	3,734	2,860	—	2,860
Equity contracts	236	—	236	210	—	210
Commodity contracts	26	—	26	31	—	31
Credit derivatives	114	—	114	91	—	91
Other (6)	1	—	1	4	—	4

Total derivative assets	¥14,958	¥—	¥14,958	¥13,673	¥—	¥13,673

Derivative liabilities:
Interest rate contracts	¥10,205	¥—	¥10,205	¥9,640	¥—	¥9,640
Foreign exchange contracts	3,604	4	3,608	2,754	3	2,757
Equity contracts	277	—	277	223	—	223
Commodity contracts	26	—	26	30	—	30
Credit derivatives	95	—	95	91	—	91
Other (6)	(177)	—	(177)	(105)	—	(105)

Total derivative liabilities	¥14,030	¥4	¥14,034	¥12,633	¥3	¥12,636

Notes:	(1)	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets
 and

liabilities except for (6).
	(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by certain subsidiaries. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying condensed consolidated balance sheets.
	(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
	(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2020.
	(6)	Other mainly include s bifurcated embedded derivatives carried at fair value, which are presented in Loan s , Deposits and Long-term debt.

Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments) [Table Text Block]

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Six months ended September 30, 2019:
Interest rate contracts	¥—	¥122	¥122
Foreign exchange contracts	(185)	—	(185)
Equity contracts	—	(58)	(58)
Commodity contracts	—	(15)	(15)
Credit derivatives	—	(23)	(23)
Other	—	(48)	(48)

Total	¥(185)	¥(22)	¥(207)

Six months ended September 30, 2020:
Interest rate contracts	¥—	¥136	¥136
Foreign exchange contracts	74	—	74
Equity contracts	—	(37)	(37)
Credit derivatives	—	2	2
Other	9	(94)	(85)

Total	¥83	¥7	¥90

Protection Sold Through Credit Derivatives [Table Text Block]

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2020:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability (1)
	(in millions)
Single name credit default swaps:
Investment grade (2)	¥303,870	¥2,125,006	¥494,040	¥2,922,916	¥(63,855)
Non-investment grade	93,671	279,892	49,681	423,244	3,358
Not rated	2,453	6,826	—	9,279	(18)

Total	399,994	2,411,724	543,721	3,355,439	(60,515)

Index and basket credit default swaps held by BK:
Investment grade (2)	—	28,296	—	28,296	(3)
Non-investment grade	—	99,035	—	99,035	(1,195)

Total	—	127,331	—	127,331	(1,198)

Index and basket credit default swaps held by SCHD:
Investment grade (2)	20,000	182,306	14,950	217,256	(1,820)
Non-investment grade	—	7,595	—	7,595	(165)
Not rated	28,296	190,398	5,316	224,010	(5,205)

Total	48,296	380,299	20,266	448,861	(7,190)

Total index and basket credit default swaps sold	48,296	507,630	20,266	576,192	(8,388)

Total credit default swaps sold	¥448,290	¥2,919,354	¥563,987	¥3,931,631	¥(68,903)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At September 30, 2020:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability (1)
	(in millions)
Single name credit default swaps:
Investment grade (2)	¥360,206	¥2,216,372	¥648,184	¥3,224,762	¥(47,942)
Non-investment grade	118,924	377,967	87,198	584,089	12,209
Not rated	848	2,437	—	3,285	(121)

Total	479,978	2,596,776	735,382	3,812,136	(35,854)

Index and basket credit default swaps held by BK:
Investment grade (2)	—	367,247	47,557	414,804	(33)
Non-investment grade	11,638	84,640	—	96,278	(1,449)

Total	11,638	451,887	47,557	511,082	(1,482)

Index and basket credit default swaps held by SCHD:
Investment grade (2)	36,000	169,791	6,820	212,611	(3,265)
Non-investment grade	—	7,504	—	7,504	(141)
Not rated	32,038	239,229	16,207	287,474	(3,945)

Total	68,038	416,524	23,027	507,589	(7,351)

Total index and basket credit default swaps sold	79,676	868,411	70,584	1,018,671	(8,833)

Total credit default swaps sold	¥559,654	¥3,465,187	¥805,966	¥4,830,807	¥(44,687)

Notes:	(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
	(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.